INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
2022	$ 9,559
2023	9,551
2024	9,512
2025	9,511
2026	8,601
2027 and thereafter	25,197
Intangible assets, net	$ 71,931	$ 240